Unaudited Condensed Statements of Operations - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Formation and operating costs	$ 716	$ 229,484		$ 716	$ 461,826
Net loss	(716)	$ (191,075)		$ (716)	$ (345,648)
Basic and diluted weighted average shares outstanding, common stock (in Shares)		4,161,000			3,891,044
Basic and diluted (in Dollars per share)		$ (0.01)			$ (1.01)
Loss from operations	$ (716)	$ (229,484)			$ (461,826)
Other income
Trust interest income		3,352			7,230
Unrealized gain on change in fair value of warrants		35,057			108,948
Total other income, net		$ 38,409			$ 116,178
Basic and diluted weighted average shares outstanding, common stock subject to redemption (in Shares)		13,300,000			9,675,824
Basic and diluted net (loss) income per share attributable to common stock subject to redemption (in Dollars per share)		$ (0.01)			$ 0.37
Revenues					$ 15,850,000	$ 8,806,000
Other income (expense)
Loss on extinguishment of note						(3,775,000)
Other comprehensive gain		$ (191,075)
Other income (expense)
Interest income					6,000	160,000
SoundHound, Inc.
Net loss			$ (74,407,000)		$ (56,893,000)	$ (58,081,000)	$ (64,467,000)
Basic and diluted weighted average shares outstanding, common stock (in Shares)					12,062,343	11,767,970
Basic and diluted (in Dollars per share)					$ (4.72)	$ (5.21)
Loss from operations			(66,004,000)		$ (46,487,000)	$ (50,595,000)	(64,574,000)
Other income
Total other income, net			57,000				360,000
Revenues			13,017,000		15,850,000	8,806,000	7,677,000
Cost of revenues			5,863,000				4,515,000
Gross profit			7,154,000				3,162,000
Operating expenses:
Cost of revenues					4,878,000	4,188,000
Other income (expense)
Interest expense			(1,201,000)		(4,725,000)	(1,665,000)
Amortization of debt issuance costs			(1,068,000)
Change in warrant liability			(587,000)
Loss on extinguishment of note			(3,775,000)
Change in fair value of derivative liability			(1,259,000)		2,701,000	593,000	428,000
Total other expense, net			(7,665,000)		(9,006,000)	(7,213,000)
Deemed dividend related to the exchange of redeemable convertible preferred stock series D-3A for redeemable convertible preferred stock series D-3			(3,182,000)			(3,182,000)
Net loss attributable to common stockholders			(77,589,000)		(56,893,000)	(61,263,000)
Other comprehensive gain			(74,407,000)		(56,893,000)	(58,081,000)	(64,467,000)
Operating expenses
Sales and marketing			4,739,000		3,243,000	3,657,000	5,392,000
Research and development			54,279,000		42,662,000	40,696,000	47,769,000
General and administrative			14,140,000		11,554,000	10,860,000	14,575,000
Total operating expenses			73,158,000		62,337,000	59,401,000	67,736,000
Other income (expense)
Interest income			168,000				919,000
Other expense, net					(4,281,000)	(5,548,000)	(559,000)
Loss before provision for income taxes			(73,669,000)		(55,493,000)	(57,808,000)	(64,214,000)
Provision for income taxes			738,000		1,400,000	273,000	253,000
Other comprehensive gain
Unrealized holding gain on available-for-sale securities, net of tax			5,000		1,000	6,000	31,000
Comprehensive loss			$ (74,402,000)		$ (56,892,000)	$ (58,075,000)	$ (64,436,000)